Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Details)
At December 31, 2018, and 2019 the Group has performed a sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate, and revenue and terminal growth rate by a 10%, with all the other variables held constant, as follows:

	Difference between recoverable amount and carrying amounts
	2018		2019
Goodwill
Gross margin	(10%)	+10%	(10%)	+10%
Engineering and construction	0.51%	41.12%	(25.54%)	(4.25%)
Electromechanical	(9.73%)	38.89%	35.63%	52.97%

Discount rate:	(10%)	+10%	(10%)	+10%
Engineering and construction	39.19%	6.65%	(4.30%)	(23.09%)
Electromechanical	29.36%	2.97%	48.89%	39.92%

Terminal growth rate:	(10%)	+10%	(10%)	+10%
Engineering and construction	18.48%	23.30%	(16.31%)	(13.38%)
Electromechanical	12.90%	16.34%	42.36%	46.32%

Trademarks
Revenue growth rate:	(10%)	+10%	(10%)	+10%
Morelco	75.00%	116.27%	22.14%	60.11%
Vial y Vives - DSD	27.40%	55.71%	110.69%	72.38%

Discount rate:	(10%)	+10%	(10%)	+10%
Morelco	126.00%	72.33%	63.02%	23.56%
Vial y Vives - DSD	29.54%	55.99%	78.72%	106.64%

Terminal growth rate:	(10%)	+10%	(10%)	+10%
Morelco	91.70%	99.82%	37.49%	44.02%
Vial y Vives - DSD	38.99%	44.26%	88.07%	95.20%

Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins
As of December 31, 2017, 2018 and 2019, a sensitivity analysis was performed considering a 10% increase/decrease in the Group’s gross margins, as follows:

	2017	2018	2019
Revenues	2,214,108	1,961,100	2,411,880
Gross profit	106,902	32,685	60,317
%	4.83	1.67	2.50
Plus 10%	5.31	1.84	2.75

Increase in profit before income tax	10,667	3,399	6,010

	117,569	36,084	66,327

Less 10%	4.35	1.50	2.25

Decrease in profit before income tax	(10,667)	(3,399)	(6,010)

	96,235	29,286	54,307